Note 9 - Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % June 30, 2020	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2019	June 30, 2020
Non-current assets	$531,448	$525,326
Current assets	49,787	50,424
Total assets	$581,235	$575,750

Current liabilities	$94,879	$30,745
	Six-month period ended June 30,
	2019	2020
Voyage revenue	39,945	49,065
Net income	$11,081	$19,897